CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Share capital [member]	Additional paid-in capital [member]	Retained earnings [member]	Foreign currency translation reserve [member]	Shareholder's equity [member]	Non-controlling interests [member]
Equity beginning balance at Dec. 31, 2020		$ 33,892	$ 1,164	$ 6,852	$ 30,050	$ (4,194)	$ 33,873	$ 19
Statement Of Changes In Equity [table]
Net income/(loss)		3,797			3,789		3,789	8
Other comprehensive income/(loss)		247			174	73	247
Total comprehensive income/(loss)		4,044
Dividends		(877)			(877)		(877)
Share buy-back		0		0			0
Other equity transactions		(18)		(8)	0		(8)	(9)
Equity ending balance at Jun. 30, 2021		37,041	1,164	6,844	33,136	(4,121)	37,023	18
Equity beginning balance at Dec. 31, 2021		39,024	1,164	6,408	36,683	(5,245)	39,010	14
Statement Of Changes In Equity [table]
Net income/(loss)		11,476			11,467		11,467	9
Other comprehensive income/(loss)		(4,542)			(305)	(4,238)	(4,542)
Total comprehensive income/(loss)		6,933
Dividends		(2,551)			(2,551)		(2,551)
Share buy-back	[1]	(2,170)	(22)	(2,148)			(2,170)
Other equity transactions		(11)		(9)	0		(8)	(2)
Equity ending balance at Jun. 30, 2022		$ 41,226	$ 1,142	$ 4,252	$ 45,295	$ (9,483)	$ 41,206	$ 21

[1]	2) For more information see note 7 Capital distribution.